Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments [Abstract]
Derivative financial Instruments
24.
Derivative financial instruments

Derivative financial instruments: forward agreements

The Group enters into derivative financial instruments with the purpose of hedging the temporary trade receivables in local currencies against the US dollar to fix the exchange rate that was agreed to settle with the merchants.

During the year-ended December 31, 2022 and 2021, dLocal entered into short-term derivative contracts (delivery and non-delivery forwards) with different counterparties in different countries in which the Group operates, according to the following detail:

Transaction	Type of Forward Transaction	Local currency	Notional amount in USD as of December 31, 2022	Outstanding balance as of December 31, 2022 - Derivative financial liabilities	Notional amount in USD as of December 31, 2021	Outstanding balance as of December 31, 2021 - Derivative financial liabilities
Non-delivery forwards	Buy USD	Brazilian Reais	22,436,774	122	5,500,000	(152)
Non-delivery forwards	Sell USD (1)	Brazilian Reais	(959,141)	(15)	—	—
Non-delivery forwards	Buy USD	Argentine Peso	6,600,000	(6)	2,500,000	—
Delivery forwards	Buy USD	Chilean Peso	18,750,385	(250)	12,391,928	(8)
Delivery forwards	Buy USD	Uruguayan Peso	2,240,602	48	—	—
Non-delivery forwards	Buy USD	Egyptian Pound	12,979,395	1,002	—	—
Non-delivery forwards	Buy EUR	Moroccan Dirham	6,834,496	31	—	—
Non-delivery forwards	Buy USD	Nigerian naira	8,863,831	(15)	—	—
Non-delivery forwards	Buy USD	Indian Rupee	5,920,282	2	1,000,000	(14)
Non-delivery forwards	Sell USD (1)	Indian Rupee	(566,948)	1	—	—
Non-delivery forwards	Buy USD	Southafrican Rand	5,176,642	(235)	4,000,000	(47)
Non-delivery forwards	Sell USD (1)	Southafrican Rand	(2,626,458)	(11)	—	—
Non-delivery forwards	Buy USD	Costa Rican Colon	159,000	(12)	—	—
Total				662		(221)

(1) The contracts to sell USD are entered into with the purpose of rebalancing and maintaining a hedge ratio that complies with the hedge effectiveness requirements.

During the year ended December 31, 2022, dLocal entered into hedge operations of trade and other receivables in Brazilian Reais, Argentine Peso, Chilean Peso, Uruguayan Peso, Egyptian Pound, Moroccan, Dirham, Nigerian Naira, Indian Rupee, South African Rand and Costa Rica Colon, subject to foreign exchange exposure using delivery and non-delivery forward contracts. The spot element of these forward transactions was elected for hedge accounting and classified as fair value hedge in accordance with IFRS 9. The Group has elected to designate only the spot element of these forward contracts as the hedging instrument, except for hedges of Uruguayan Peso and Chilean Peso. During the year ended December 31, 2022, dLocal recognized a net gain of USD 14,559 included in the line item "Costs of services" related to the effective portion of the change in the spot rate of the hedged currency (which offsets a foreign exchange loss of USD 14,832 included in the same line item) and a net loss of USD 18,763 included in the line item "Finance costs" related to the implicit interest rate.

During the last quarter of the year-ended December 31, 2021, dLocal entered into hedge operations of trade and other receivables in Chilean Peso subject to foreign exchange exposure using the delivery forward contracts. The transactions have been elected for hedge accounting and classified as fair value hedge in accordance with IFRS 9. During 2021, dLocal recognized a gain of USD 322 included in the line item "Costs of services".

Option to purchase common shares

As of the beginning of year-ended December 31, 2021, dLocal Limited had an option agreement in place with one shareholder (“Investor”), pursuant to which the Investor had outstanding options to purchase up to 18,068,000 common shares from certain existing shareholders, or by direct issuance of Company shares, which could be exercised by the Investor on or before December 16, 2021.

On March 3, 2021, the investor exercised the right to purchase 18,068,000 Class A Ordinary shares in dLocal Group Limited, by acquiring them from other existing shareholders, without being required the issuance of new shares by dLocal. In this sense, as of March 3, 2021 the obligations of dLocal under this agreement ceased.

Considering that as of December 31, 2020 the derivative financial instrument represented a liability for dLocal of USD 2,896, a gain for the same amount was recognized within Operating profit in the line item “Other operating gain/(loss)” in the Consolidated Statements of Comprehensive Income for the year ended December 31, 2021.
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